Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill is comprised of the following:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance at beginning of year	300,163	—	292,885	48,381
Acquisition of CAH (note 4)	—	292,885	—	—
Less: impairment charge	(300,163)	—	—	—

Balance at end of year	—	292,885	292,885	48,381

Schedule of Acquired Intangible Assets

Intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Medical insurance coverage	Radiotherapy permits	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net:
At January 1, 2012	121,644	7,374	—	—	—	129,018
Acquisition of an asset-JKSY	2,456	—	—	—	—	2,456
Contribution by the noncontrolling shareholder-JWYK		—	—	—	4,900	4,900
Acquisition of a business-CAH	—	—	30,000	10,000	—	40,000
Disposal	(1,204)	—	—	—	—	(1,204)
Amortization expenses	(24,117)	(1,837)	(1,500)	(714)	(490)	(28,658)

Intangible assets, net at December 31, 2012 and January 1, 2013	98,779	5,537	28,500	9,286	4,410	146,512

Amortization expenses	(22,899)	(1,361)	(3,000)	(1,429)	(980)	(29,669)
Intangible assets, net at December 31, 2013	75,880	4,176	25,500	7,857	3,430	116,843

Intangible assets, net at December 31, 2013, in US$	$12,534	$690	$4,212	$1,298	$567	$19,301

At December 31, 2013
Intangible assets, cost	215,730	15,078	30,000	10,000	4,900	275,708
Less: accumulated amortization	(139,850)	(10,902)	(4,500)	(2,143)	(1,470)	(158,865)

	75,880	4,176	25,500	7,857	3,430	116,843

Schedule of Estimated Annual Amortization Expenses

The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2014	25,521	4,216
2015	23,824	3,935
2016	18,432	3,045
2017	16,774	2,771
2018	14,169	2,341